Consolidated Statements of Operations (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Revenues	$ 3,935,320	$ 2,659,943
Cost of revenues	2,766,391	2,222,988
Gross margin	1,168,929	436,955
Operating costs and expenses:
Selling, general and administrative	6,409,381	5,106,219
Research and development	352,580	409,111
Total operating costs and expenses	6,761,961	5,515,330
Loss from operations	(5,593,032)	(5,078,375)
Other (expense) income:
Debt conversion expense	0	(13,713,767)
Interest expense	(1,428,015)	(784,454)
Other expense, net	(4,266)	(8,078)
Change in fair value of derivatives	0	20,848
Loss before provision for income taxes	(7,025,313)	(19,563,826)
Provision for income taxes	(1,600)	(1,600)
Net loss	(7,026,913)	(19,565,426)
Preferred stock beneficial conversion charge	(4,864,292)	0
Undeclared cumulative preferred dividends	(305,328)	0
Net loss attributable to common stockholders	$ (12,196,533)	$ (19,565,426)
Net loss per share attributable to common stockholders - basic and diluted (in dollars per share)	$ (2.44)	$ (4.81)
Weighted average shares outstanding - basic and diluted (in shares)	5,006,219	4,070,876